Intangible (Details Narrative) - Exploration and Evaluation Assets [Member] - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Others Minor Projects [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	S/ 25,152
Brine project [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions		S/ 33,469